Intangibles, Net	6 Months Ended
Jun. 30, 2015
Intangibles, Net [Abstract]
INTANGIBLES, NET
5.	INTANGIBLES, NET

Intangibles, net consists of the following as of June 30, 2015:

Supplemental Type Certificate Costs	$267,326
Software	$47,859
Total	$315,185

The STC costs relate to our efforts to gain approval from the FAA for a modification to Gulfstream III, IV and V business jets by upgrading them for Future Air Navigation System (“FANS”) and Automatic Dependent Surveillance Broadcast (“ADS-B”) capabilities. Regulatory mandates in the U.S and abroad will require FANS / ADS-B compliance on certain preferred air routes on a rolling basis over the next five years. We believe our addressable market for this product will be in excess of 1800 aircraft with a target of 5.0% market share or 90 licenses sold. We intend to amortize the cost of development over the first 10 licenses sold.

There was no amortization expense recorded for the six-months ended June 30, 2015 as the integration of the computer equipment and software was ongoing and it had yet to be placed into service and there have been no STC license sales as of that date.